ACQUISITIONS OF CONSOLIDATED ENTITIES (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combinations
The following table summarizes the balance sheet impact as a result of business combinations that occurred in the six months ended June 30, 2023. No material changes were made to provisional allocations:

AS AT JUN. 30, 2023 (MILLIONS)	Private Equity	Renewable Power and Transition	Infrastructure and Other	Total
Cash and cash equivalents	$18	$10	$241	$269
Accounts receivable and other	10	28	833	871
Property, plant and equipment	255	125	120	500
Intangible assets	69	—	3,398	3,467
Goodwill	170	—	3,296	3,466
Total assets	522	163	7,888	8,573
Less:
Accounts payable and other	(39)	(18)	(841)	(898)
Non-recourse borrowings	(1)	(50)	(1,198)	(1,249)
Deferred income tax liabilities	(40)	—	(718)	(758)
	(80)	(68)	(2,757)	(2,905)
Net assets acquired	$442	$95	$5,131	$5,668

Consideration[1]	$442	$95	$5,131	$5,668
1.Total consideration, including amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.